Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
October 31, 2022
SMO-NPRT1-1222
1.858552.116
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (a)	173,300	13,411,687
Media - 1.4%
Nexstar Broadcasting Group, Inc. Class A	173,200	29,669,160
TechTarget, Inc. (a)	319,529	20,625,597
Thryv Holdings, Inc. (a)(b)	697,500	14,270,850
		64,565,607
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	371,100	5,277,042
TOTAL COMMUNICATION SERVICES		83,254,336
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 2.0%
Adient PLC (a)	880,500	30,799,890
Fox Factory Holding Corp. (a)	275,079	24,165,690
Gentherm, Inc. (a)	119,300	6,969,506
LCI Industries (b)	150,700	15,990,777
Patrick Industries, Inc.	298,000	13,621,580
		91,547,443
Diversified Consumer Services - 0.2%
Laureate Education, Inc. Class A	860,920	10,882,029
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	567,725	18,956,338
Churchill Downs, Inc.	200,000	41,582,000
Everi Holdings, Inc. (a)	727,800	13,813,644
Hilton Grand Vacations, Inc. (a)	419,300	16,453,332
Jack in the Box, Inc.	125,700	11,090,511
Lindblad Expeditions Holdings (a)	550	4,615
Ruth's Hospitality Group, Inc.	50	1,039
		101,901,479
Household Durables - 1.3%
M.D.C. Holdings, Inc. (b)	404,050	12,307,363
Skyline Champion Corp. (a)	594,798	34,623,192
Tempur Sealy International, Inc.	525,600	14,133,384
		61,063,939
Internet & Direct Marketing Retail - 0.3%
Vivid Seats, Inc. Class A (b)	1,464,316	12,007,391
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	286,600	13,346,962
Clarus Corp. (b)	967,014	11,710,540
		25,057,502
Specialty Retail - 3.3%
Academy Sports & Outdoors, Inc. (b)	1,391,872	61,284,124
Dick's Sporting Goods, Inc. (b)	196,950	22,405,032
Murphy U.S.A., Inc. (b)	200,591	63,087,875
Rent-A-Center, Inc.	363,752	7,584,229
		154,361,260
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	366,300	16,732,584
Crocs, Inc. (a)	424,400	30,026,300
Deckers Outdoor Corp. (a)	43,700	15,291,941
Kontoor Brands, Inc. (b)	586,000	20,920,200
		82,971,025
TOTAL CONSUMER DISCRETIONARY		539,792,068
CONSUMER STAPLES - 4.0%
Beverages - 0.5%
Primo Water Corp.	1,583,700	23,106,183
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	576,517	44,622,416
Performance Food Group Co. (a)	549,400	28,590,776
Sprouts Farmers Market LLC (a)	430,400	12,696,800
		85,909,992
Food Products - 1.3%
Darling Ingredients, Inc. (a)	204,150	16,021,692
Nomad Foods Ltd. (a)	1,981,978	30,522,461
The Simply Good Foods Co. (a)	418,300	16,020,890
		62,565,043
Personal Products - 0.3%
BellRing Brands, Inc. (a)	511,733	12,394,173
TOTAL CONSUMER STAPLES		183,975,391
ENERGY - 8.6%
Energy Equipment & Services - 1.6%
Liberty Oilfield Services, Inc. Class A	2,940,654	49,726,459
TechnipFMC PLC (a)	2,250,100	23,828,559
		73,555,018
Oil, Gas & Consumable Fuels - 7.0%
Antero Resources Corp. (a)	1,996,726	73,199,975
Denbury, Inc. (a)	868,900	79,426,150
Enviva, Inc. (b)	221,260	13,240,198
HF Sinclair Corp.	1,063,790	65,072,034
Magnolia Oil & Gas Corp. Class A	1,127,900	28,964,472
Northern Oil & Gas, Inc.	1,931,645	65,946,360
		325,849,189
TOTAL ENERGY		399,404,207
FINANCIALS - 16.2%
Banks - 9.3%
Ameris Bancorp	50	2,576
East West Bancorp, Inc.	290,900	20,819,713
First Bancorp, Puerto Rico (b)	2,837,400	44,802,546
Glacier Bancorp, Inc. (b)	435,750	24,959,760
Independent Bank Group, Inc.	342,300	21,595,707
Metropolitan Bank Holding Corp. (a)	205,900	13,589,400
PacWest Bancorp	1,326,500	32,976,790
Pathward Financial, Inc.	793,602	33,355,092
Pinnacle Financial Partners, Inc.	247,900	20,573,221
Preferred Bank, Los Angeles	274,750	21,120,033
ServisFirst Bancshares, Inc.	261,042	19,664,294
Synovus Financial Corp.	1,172,795	46,735,881
Trico Bancshares	775,208	44,892,295
United Community Bank, Inc.	1,447,800	55,740,300
Webster Financial Corp.	370,171	20,085,478
Western Alliance Bancorp.	164,650	11,059,541
		431,972,627
Capital Markets - 2.7%
Focus Financial Partners, Inc. Class A (a)	498,752	17,351,582
Houlihan Lokey	212,350	18,967,102
Lazard Ltd. Class A	944,840	35,629,916
LPL Financial	71,250	18,215,063
TMX Group Ltd.	366,664	35,252,065
		125,415,728
Consumer Finance - 0.7%
FirstCash Holdings, Inc.	319,324	31,437,448
Insurance - 1.8%
Assurant, Inc.	124,480	16,911,853
Primerica, Inc.	267,700	38,736,190
Selective Insurance Group, Inc.	270,957	26,575,463
		82,223,506
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd.	1,122,800	44,440,424
Walker & Dunlop, Inc.	383,216	34,474,111
		78,914,535
TOTAL FINANCIALS		749,963,844
HEALTH CARE - 15.0%
Biotechnology - 7.7%
ADC Therapeutics SA (a)	341,410	1,515,860
ALX Oncology Holdings, Inc. (a)	337,600	4,098,464
Arcutis Biotherapeutics, Inc. (a)	566,870	10,022,262
Argenx SE ADR (a)	62,100	24,090,453
Ascendis Pharma A/S sponsored ADR (a)	105,248	12,103,520
Blueprint Medicines Corp. (a)	427,000	22,135,680
Celldex Therapeutics, Inc. (a)	337,200	11,845,836
Cerevel Therapeutics Holdings (a)	563,300	15,749,868
Cytokinetics, Inc. (a)	634,300	27,693,538
Day One Biopharmaceuticals, Inc. (a)	769,400	16,265,116
Erasca, Inc. (a)	1,165,000	9,518,050
Exelixis, Inc. (a)	789,600	13,091,568
Imago BioSciences, Inc. (a)(b)	603,597	10,261,149
Instil Bio, Inc. (a)(b)	1,159,864	3,827,551
Janux Therapeutics, Inc. (a)	659,500	11,923,760
Keros Therapeutics, Inc. (a)	443,900	22,345,926
Mirati Therapeutics, Inc. (a)	156,900	10,562,508
Morphic Holding, Inc. (a)	308,662	8,645,623
PTC Therapeutics, Inc. (a)	355,300	13,437,446
Relay Therapeutics, Inc. (a)(b)	480,300	10,672,266
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	18,825	88,890
Tango Therapeutics, Inc. (a)	1,398,900	11,247,156
Tyra Biosciences, Inc. (a)	1,030,200	7,128,984
Vaxcyte, Inc. (a)	345,772	15,079,117
Vera Therapeutics, Inc. (a)	554,680	10,339,235
Verve Therapeutics, Inc. (a)(b)	645,536	24,336,707
Xenon Pharmaceuticals, Inc. (a)	480,030	17,554,697
Zentalis Pharmaceuticals, Inc. (a)	442,982	11,114,418
		356,695,648
Health Care Equipment & Supplies - 1.8%
Envista Holdings Corp. (a)	509,200	16,808,692
Figs, Inc. Class A (a)(b)	1,476,200	10,894,356
Globus Medical, Inc. (a)	99,800	6,686,600
Inspire Medical Systems, Inc. (a)	71,543	13,947,308
Integer Holdings Corp. (a)	105,781	6,593,330
Omnicell, Inc. (a)	105,400	8,149,528
TransMedics Group, Inc. (a)	424,184	20,454,152
		83,533,966
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)	433,400	35,235,420
agilon health, Inc. (a)	924,500	18,351,325
Molina Healthcare, Inc. (a)	112,800	40,479,408
Owens & Minor, Inc.	580,040	9,860,680
R1 Rcm, Inc. (a)	1,017,800	17,974,348
Surgery Partners, Inc. (a)	396,100	10,769,959
Tenet Healthcare Corp. (a)	205,900	9,133,724
The Oncology Institute, Inc. (a)(c)	1,126,158	5,112,757
		146,917,621
Health Care Technology - 0.6%
Evolent Health, Inc. (a)	869,160	27,647,980
Life Sciences Tools & Services - 0.4%
Olink Holding AB ADR (a)	590,195	10,818,274
Syneos Health, Inc. (a)	199,500	10,050,810
		20,869,084
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	331,800	16,493,778
DICE Therapeutics, Inc. (a)	304,900	10,826,999
Edgewise Therapeutics, Inc. (a)	1,271,900	12,095,769
Enliven Therapeutics, Inc. (d)	895,300	3,577,619
Fulcrum Therapeutics, Inc. (a)	737,000	4,097,720
Theseus Pharmaceuticals, Inc.	347,281	1,868,372
Ventyx Biosciences, Inc. (b)	346,300	11,209,731
		60,169,988
TOTAL HEALTH CARE		695,834,287
INDUSTRIALS - 16.4%
Building Products - 1.6%
Builders FirstSource, Inc. (a)	468,249	28,872,233
Masonite International Corp. (a)	268,034	19,172,472
Simpson Manufacturing Co. Ltd.	313,999	26,840,635
		74,885,340
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	260,332	21,297,761
The Brink's Co.	215,500	12,850,265
		34,148,026
Construction & Engineering - 4.1%
Comfort Systems U.S.A., Inc.	267,222	32,943,128
Construction Partners, Inc. Class A (a)	666,588	20,757,550
Dycom Industries, Inc. (a)	226,610	26,780,770
EMCOR Group, Inc.	313,660	44,257,426
Granite Construction, Inc.	527,900	17,806,067
IES Holdings, Inc. (a)	629,318	20,792,667
NV5 Global, Inc. (a)	182,897	26,510,920
		189,848,528
Electrical Equipment - 1.5%
Atkore, Inc. (a)	565,024	53,846,787
Regal Rexnord Corp.	72,400	9,161,496
Thermon Group Holdings, Inc. (a)	303,446	5,389,201
		68,397,484
Machinery - 3.3%
Federal Signal Corp.	903,528	42,149,581
ITT, Inc.	211,100	16,125,929
Kadant, Inc.	106,456	18,943,845
Oshkosh Corp.	159,300	14,018,400
SPX Technologies, Inc. (a)	780,044	51,358,097
Timken Co.	162,700	11,598,883
		154,194,735
Professional Services - 2.8%
ASGN, Inc. (a)	491,592	41,677,170
CACI International, Inc. Class A (a)	72,300	21,981,369
CRA International, Inc.	165,074	16,959,703
KBR, Inc.	426,600	21,231,882
TriNet Group, Inc. (a)	395,086	25,672,688
		127,522,812
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	381,957	21,523,277
Finning International, Inc.	562,350	11,958,219
GMS, Inc. (a)	314,900	14,863,280
Rush Enterprises, Inc. Class A	842,201	42,017,408
Univar Solutions, Inc. (a)	866,854	22,087,440
		112,449,624
TOTAL INDUSTRIALS		761,446,549
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 0.5%
Extreme Networks, Inc. (a)	1,216,600	21,825,804
Electronic Equipment & Components - 3.3%
Advanced Energy Industries, Inc.	500,599	39,372,111
Fabrinet (a)	386,556	44,222,006
Insight Enterprises, Inc. (a)	344,100	32,520,891
Napco Security Technologies, Inc.	613,000	17,421,460
TD SYNNEX Corp.	193,600	17,716,336
		151,252,804
IT Services - 3.7%
Cyxtera Technologies, Inc. Class A (a)	1,409,994	3,412,185
Endava PLC ADR (a)	257,903	19,662,525
ExlService Holdings, Inc. (a)	412,576	75,026,946
Perficient, Inc. (a)	322,552	21,601,307
WNS Holdings Ltd. sponsored ADR (a)	626,890	53,962,691
		173,665,654
Semiconductors & Semiconductor Equipment - 1.5%
FormFactor, Inc. (a)	317,800	6,422,738
MACOM Technology Solutions Holdings, Inc. (a)	448,100	25,931,547
Onto Innovation, Inc. (a)	298,092	19,924,469
SiTime Corp. (a)	69,170	6,212,158
Synaptics, Inc. (a)	133,200	11,801,520
		70,292,432
Software - 2.7%
Five9, Inc. (a)	115,300	6,947,978
Intapp, Inc. (a)	562,918	12,643,138
Manhattan Associates, Inc. (a)	80,500	9,794,435
NCR Corp. (a)	339,900	7,226,274
Qualys, Inc. (a)	149,000	21,241,440
Rapid7, Inc. (a)	457,910	20,729,586
SPS Commerce, Inc. (a)	117,150	14,821,818
Tenable Holdings, Inc. (a)	815,300	33,133,792
		126,538,461
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	387,448	10,650,946
TOTAL INFORMATION TECHNOLOGY		554,226,101
MATERIALS - 5.2%
Chemicals - 1.1%
Element Solutions, Inc.	1,199,817	20,636,852
Huntsman Corp.	731,200	19,566,912
Tronox Holdings PLC	999,647	11,995,764
		52,199,528
Construction Materials - 0.8%
Eagle Materials, Inc.	293,100	35,849,061
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	1,039,000	16,946,090
Metals & Mining - 2.3%
Arconic Corp. (a)	515,300	10,697,628
Commercial Metals Co.	1,552,330	70,631,015
Constellium NV (a)	1,278,900	14,093,478
Yamana Gold, Inc.	2,219,000	9,719,220
		105,141,341
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	303,800	17,210,270
Sylvamo Corp.	245,400	11,820,918
		29,031,188
TOTAL MATERIALS		239,167,208
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.6%
EastGroup Properties, Inc.	169,700	26,590,293
Elme Communities (SBI)	1,544,200	29,478,778
Equity Commonwealth	447,000	11,693,520
Essential Properties Realty Trust, Inc.	949,600	20,435,392
Lamar Advertising Co. Class A	136,600	12,598,618
LXP Industrial Trust (REIT)	3,499,899	33,879,022
Sunstone Hotel Investors, Inc.	2,074,200	23,127,330
Terreno Realty Corp.	995,900	56,905,726
		214,708,679
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	1,028,200	11,875,710
Jones Lang LaSalle, Inc. (a)	144,600	23,004,414
		34,880,124
TOTAL REAL ESTATE		249,588,803
UTILITIES - 2.3%
Electric Utilities - 0.4%
IDACORP, Inc.	165,600	17,338,320
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. A Shares	1,263,900	54,499,368
ONE Gas, Inc.	241,700	18,726,916
		73,226,284
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	466,852	16,218,438
TOTAL UTILITIES		106,783,042
TOTAL COMMON STOCKS (Cost $3,869,449,195)		4,563,435,836

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (c)(e)	1,102,127	4,114,130
ValenzaBio, Inc. Series A (a)(c)(e)	383,419	2,273,675
		6,387,805
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(e)	733,075	5,747,308
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,244,945)		12,135,113

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	120,020,744	120,044,748
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	134,902,696	134,916,187
TOTAL MONEY MARKET FUNDS (Cost $254,960,934)		254,960,935

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $4,136,655,074)	4,830,531,884
NET OTHER ASSETS (LIABILITIES) - (4.1)% (h)	(191,727,924)
NET ASSETS - 100.0%	4,638,803,960

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	230	Dec 2022	21,309,500	1,137,074	1,137,074

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,336,760 or 0.4% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $2,574,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	4,041,955

Dianthus Therapeutics, Inc. Series A	4/06/22	4,790,395

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

The Oncology Institute, Inc.	6/28/21	11,261,580

ValenzaBio, Inc. Series A	3/25/21	3,412,594

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	56,163,679	478,731,669	414,850,600	409,494	-	-	120,044,748	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	83,308,212	496,512,373	444,904,398	131,895	-	-	134,916,187	0.4%
Total	139,471,891	975,244,042	859,754,998	541,389	-	-	254,960,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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